Debt - Schedule of Debt (Details) (Fortman Insurance Agency, LLC) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long term debt total	$ 9,160,714	$ 9,281,525	$ 1,711,681
Less: current portion	963,450	1,010,570	90,580
Long-term debt	$ 8,197,264	$ 8,270,955	1,621,101
Fortman Insurance Agency, LLC [Member]
Long term debt total			43,521	$ 70,913
Less: current portion			14,677	13,037
Long-term debt			28,844	57,876
Fortman Insurance Agency, LLC [Member] | Vehicle Note Payable Due December 2022 [Member]
Long term debt total				42,412
Fortman Insurance Agency, LLC [Member] | Vehicle Note Payable Due February 2022 [Member]
Long term debt total			21,905	28,501
Fortman Insurance Agency, LLC [Member] | Vehicle Note Payable Due August 2022 [Member]
Long term debt total			$ 21,616